COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1%
	AEROSPACE & DEFENSE - 1.4%
4,181	Huntington Ingalls Industries, Inc.	$ 854,596

	APPAREL & TEXTILE PRODUCTS - 1.2%
5,517	NIKE, Inc., Class B	753,346

	ASSET MANAGEMENT - 2.7%
3,024	Ameriprise Financial, Inc.	906,565
1,015	BlackRock, Inc.	755,048
		1,661,613
	BANKING - 2.8%
6,063	JPMorgan Chase & Company	859,734
13,628	Truist Financial Corporation	847,934
		1,707,668
	BEVERAGES - 1.2%
3,466	Constellation Brands, Inc., Class A	747,339

	BIOTECH & PHARMA - 1.3%
3,992	Zoetis, Inc.	773,051

	CABLE & SATELLITE - 2.5%
510	Cable One, Inc.	730,754
17,150	Comcast Corporation, Class A	801,933
		1,532,687
	CHEMICALS - 2.3%
3,061	Air Products and Chemicals, Inc.	723,314
2,622	Sherwin-Williams Company (The)	689,927
		1,413,241
	COMMERCIAL SUPPORT SERVICES - 2.3%
3,174	UniFirst Corporation	575,288
6,641	Waste Connections, Inc.	820,097
		1,395,385
	CONSTRUCTION MATERIALS - 1.6%
4,164	Carlisle Companies, Inc.	988,534

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	DATA CENTER REIT - 1.2%
1,042	Equinix, Inc.	$ 739,539

	ELECTRIC UTILITIES - 2.8%
55,609	Algonquin Power & Utilities Corporation	805,218
11,914	NextEra Energy, Inc.	932,509
		1,737,727
	ELECTRICAL EQUIPMENT - 2.3%
9,513	Cognex Corporation	642,698
10,013	Otis Worldwide Corporation	784,318
		1,427,016
	ENTERTAINMENT CONTENT - 1.9%
14,186	Activision Blizzard, Inc.	1,156,159

	HEALTH CARE FACILITIES & SERVICES - 7.6%
1,691	Chemed Corporation	808,788
12,724	Encompass Health Corporation	840,038
10,788	Ensign Group, Inc. (The)	906,624
2,406	UnitedHealth Group, Inc.	1,144,943
10,339	US Physical Therapy, Inc.	950,878
		4,651,271
	HOME CONSTRUCTION - 1.4%
9,778	DR Horton, Inc.	835,041

	INDUSTRIAL REIT - 1.1%
3,602	Innovative Industrial Properties, Inc.	678,833

	INFRASTRUCTURE REIT - 1.1%
3,091	American Tower Corporation	701,255

	INSURANCE - 1.4%
6,793	Allstate Corporation (The)	831,191

	LEISURE FACILITIES & SERVICES - 2.9%
4,299	Churchill Downs, Inc.	1,035,500

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	LEISURE FACILITIES & SERVICES - 2.9% (Continued)
7,796	Starbucks Corporation	$ 715,595
		1,751,095
	LEISURE PRODUCTS - 1.3%
8,327	Brunswick Corporation	795,395

	MEDICAL EQUIPMENT & DEVICES - 4.2%
8,816	Medtronic PLC	925,592
2,928	ResMed, Inc.	722,484
3,833	STERIS plc	919,920
		2,567,996
	OIL & GAS PRODUCERS - 3.8%
8,465	Diamondback Energy, Inc.	1,169,016
4,693	Pioneer Natural Resources Company	1,124,443
		2,293,459
	PUBLISHING & BROADCASTING - 1.8%
6,073	Nexstar Media Group, Inc., Class A	1,123,809

	REAL ESTATE SERVICES - 1.0%
22,566	eXp World Holdings, Inc.	603,415

	RESIDENTIAL REIT - 1.3%
33,751	UMH Properties, Inc.	778,298

	RETAIL - CONSUMER STAPLES - 3.7%
4,221	Casey's General Stores, Inc.	793,886
1,297	Costco Wholesale Corporation	673,467
3,995	Dollar General Corporation	792,368
		2,259,721
	RETAIL - DISCRETIONARY - 4.9%
4,315	Advance Auto Parts, Inc.	882,332
2,119	Home Depot, Inc. (The)	669,244
13,956	Monro, Inc.	651,466
12,079	TJX Companies, Inc. (The)	798,422
		3,001,464

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SEMICONDUCTORS - 6.3%
1,888	Broadcom, Inc.	$ 1,109,086
10,370	Power Integrations, Inc.	933,300
5,525	Texas Instruments, Inc.	939,195
5,512	Universal Display Corporation	853,864
		3,835,445
	SOFTWARE - 4.2%
1,553	Intuit, Inc.	736,697
3,387	Microsoft Corporation	1,012,001
11,065	SS&C Technologies Holdings, Inc.	829,543
		2,578,241
	SPECIALTY FINANCE - 2.9%
20,441	Air Lease Corporation	853,616
7,491	Discover Financial Services	924,690
		1,778,306
	STEEL - 1.8%
5,694	Reliance Steel & Aluminum Company	1,086,814

	TECHNOLOGY HARDWARE - 4.5%
7,231	Apple, Inc.	1,193,983
23,826	AudioCodes Ltd.	675,229
4,086	Motorola Solutions, Inc.	900,677
		2,769,889
	TECHNOLOGY SERVICES - 9.9%
2,876	Accenture PLC, Class A	908,873
9,843	Booz Allen Hamilton Holding Corporation	794,232
4,959	Broadridge Financial Solutions, Inc.	725,055
4,632	CDW Corporation/DE	798,835
1,040	MarketAxess Holdings, Inc.	396,687
1,837	S&P Global, Inc.	690,161
10,287	TTEC Holdings, Inc.	817,817
4,293	Visa, Inc., Class A	927,802
		6,059,462

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	TELECOMMUNICATIONS - 1.3%
12,447	Cogent Communications Holdings, Inc.	$ 789,140

	TRANSPORTATION & LOGISTICS - 1.7%
4,104	Union Pacific Corporation	1,009,379

	TRANSPORTATION EQUIPMENT - 1.5%
23,455	Allison Transmission Holdings, Inc.	936,793

	TOTAL COMMON STOCKS (Cost $51,211,413)	60,603,613

	TOTAL INVESTMENTS - 99.1% (Cost $51,211,413)	$ 60,603,613
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%	544,290
	NET ASSETS - 100.0%	$ 61,147,903

LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 98.0%
	AEROSPACE & DEFENSE - 1.2%
2,408	Huntington Ingalls Industries, Inc.	$ 492,195

	ASSET MANAGEMENT - 3.7%
7,691	Cohen & Steers, Inc.	624,970
6,158	Hamilton Lane, Inc., Class A	480,940
20,384	Kennedy-Wilson Holdings, Inc.	451,302
		1,557,212
	BANKING - 4.9%
16,774	Bank OZK	788,714
28,807	Home BancShares, Inc.	674,372
8,156	Prosperity Bancshares, Inc.	607,296
		2,070,382
	CABLE & SATELLITE - 1.3%
377	Cable One, Inc.	540,184

	CHEMICALS - 1.1%
2,430	Quaker Chemical Corporation	451,032

	COMMERCIAL SUPPORT SERVICES - 4.6%
13,424	ABM Industries, Inc.	601,797
16,267	GFL Environmental, Inc.	475,810
5,104	Insperity, Inc.	459,105
2,454	UniFirst Corporation	444,788
		1,981,500
	CONSTRUCTION MATERIALS - 1.9%
3,374	Carlisle Companies, Inc.	800,988

	ELECTRIC UTILITIES - 1.6%
46,360	Algonquin Power & Utilities Corporation	671,293

	ELECTRICAL EQUIPMENT - 3.2%
8,706	BWX Technologies, Inc.	465,075
4,465	Cognex Corporation	301,655

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	ELECTRICAL EQUIPMENT - 3.2% (Continued)
2,312	Littelfuse, Inc.	$ 596,981
		1,363,711
	ENGINEERING & CONSTRUCTION - 1.0%
2,737	Tetra Tech, Inc.	434,553

	FORESTRY, PAPER & WOOD PRODUCTS - 1.6%
8,116	UFP Industries, Inc.	695,947

	GAS & WATER UTILITIES - 1.2%
12,952	UGI Corporation	497,875

	HEALTH CARE FACILITIES & SERVICES - 7.2%
1,463	Chemed Corporation	699,738
9,380	Encompass Health Corporation	619,268
9,744	Ensign Group, Inc. (The)	818,886
4,223	Quest Diagnostics, Inc.	554,353
4,200	US Physical Therapy, Inc.	386,274
		3,078,519
	HOME CONSTRUCTION - 1.4%
15,699	KB Home	606,138

	HOUSEHOLD PRODUCTS - 0.5%
2,147	Inter Parfums, Inc.	199,413

	INDUSTRIAL REIT - 1.9%
13,288	Americold Realty Trust	355,055
2,548	Innovative Industrial Properties, Inc.	480,196
		835,251
	INDUSTRIAL SUPPORT SERVICES - 0.7%
3,743	MSC Industrial Direct Company, Inc., Class A	290,008

	INSTITUTIONAL FINANCIAL SERVICES - 0.8%
2,595	Evercore, Inc., Class A	329,591

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	INSURANCE - 1.1%
4,719	Globe Life, Inc.	$ 476,430

	INTERNET MEDIA & SERVICES - 1.5%
6,960	Shutterstock, Inc.	630,089

	LEISURE FACILITIES & SERVICES - 4.2%
3,397	Churchill Downs, Inc.	818,235
1,298	Domino's Pizza, Inc.	561,009
2,737	Wingstop, Inc.	397,823
		1,777,067
	LEISURE PRODUCTS - 1.9%
8,237	Brunswick Corporation	786,798

	MACHINERY - 3.8%
2,147	Nordson Corporation	486,274
2,501	Snap-on, Inc.	525,660
5,544	Standex International Corporation	587,276
		1,599,210
	MEDICAL EQUIPMENT & DEVICES - 3.5%
13,236	LeMaitre Vascular, Inc.	628,313
3,468	STERIS plc	832,320
		1,460,633
	OIL & GAS PRODUCERS - 6.8%
27,083	Coterra Energy, Inc.	631,846
5,564	Diamondback Energy, Inc.	768,388
22,555	Northern Oil and Gas, Inc.	565,679
6,866	Oasis Petroleum, Inc.	909,815
		2,875,728
	PUBLISHING & BROADCASTING - 2.3%
5,207	Nexstar Media Group, Inc., Class A	963,555

	REAL ESTATE SERVICES - 1.1%
17,058	eXp World Holdings, Inc.	456,131

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	RESIDENTIAL REIT - 1.9%
9,012	NexPoint Residential Trust, Inc.	$ 765,750

	RETAIL - CONSUMER STAPLES - 1.2%
2,831	Casey's General Stores, Inc.	532,455

	RETAIL - DISCRETIONARY - 4.6%
25,126	Aaron's Company, Inc. (The)	527,395
3,043	Advance Auto Parts, Inc.	622,232
10,735	Monro, Inc.	501,110
1,463	Tractor Supply Company	298,145
		1,948,882
	SEMICONDUCTORS - 4.8%
859	CMC Materials, Inc.	159,284
12,363	Kulicke & Soffa Industries, Inc.	645,843
7,762	Power Integrations, Inc.	698,581
3,376	Universal Display Corporation	522,976
		2,026,684
	SPECIALTY FINANCE - 1.2%
11,962	Air Lease Corporation	499,533

	STEEL - 1.7%
3,798	Reliance Steel & Aluminum Company	724,924

	TECHNOLOGY HARDWARE - 1.3%
18,992	AudioCodes Ltd.	538,233

	TECHNOLOGY SERVICES - 8.3%
3,256	Broadridge Financial Solutions, Inc.	476,060
1,534	FactSet Research Systems, Inc.	622,942
3,586	Jack Henry & Associates, Inc.	634,004
6,370	ManTech International Corporation, Class A	531,067
755	MarketAxess Holdings, Inc.	287,980
1,911	Morningstar, Inc.	536,322

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	TECHNOLOGY SERVICES - 8.3% (Continued)
5,352	TTEC Holdings, Inc.	$ 425,484
		3,513,859
	TELECOMMUNICATIONS - 2.7%
9,012	Cogent Communications Holdings, Inc.	571,361
23,691	Switch, Inc., Class A	616,440
		1,187,801
	TRANSPORTATION & LOGISTICS - 1.3%
3,680	Landstar System, Inc.	568,229

	TRANSPORTATION EQUIPMENT - 1.6%
16,436	Allison Transmission Holdings, Inc.	656,454

	WHOLESALE - DISCRETIONARY - 1.4%
1,298	Pool Corporation	595,237

	TOTAL COMMON STOCKS (Cost $37,436,904)	41,479,474

	TOTAL INVESTMENTS - 98.0% (Cost $37,436,904)	$ 41,479,474
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.0%	847,817
	NET ASSETS - 100.0%	$ 42,327,291

LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 96.2%
	Australia - 1.4%
1,527	Steadfast Group Ltd.	$ 5,116

	Austria - 1.8%
123	BAWAG Group AG	6,642

	Canada - 13.6%
268	Algonquin Power & Utilities Corporation	3,877
121	Canadian Apartment Properties Real Estate Investment Trust	5,036
40	Cargojet, Inc.	5,781
633	Freehold Royalties Ltd.	7,065
395	InterRent Real Estate Investment Trust	4,798
86	Toromont Industries Ltd.	7,289
246	Tourmaline Oil Corporation	9,703
815	Whitecap Resources, Inc.	6,217
		49,766
	Denmark - 1.9%
65	Royal Unibrew A/S	6,890

	France - 4.6%
42	ARGAN S.A.	5,027
98	Rothschild & Company	3,805
138	Rubis S.C.A.(a)	4,297
149	Verallia S.A.	3,911
		17,040
	Germany - 3.5%
220	Hensoldt A.G.	5,152
37	LEG Immobilien A.G.	4,759
113	TAG Immobilien AG	2,913
		12,824
	Greece - 1.7%
421	OPAP S.A.	6,137

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	Hong Kong - 1.6%
1,381	SITC International Holdings Company, Ltd.	$ 5,694

	Italy - 3.8%
94	Interpump Group SpA	5,075
1,617	Iren SpA(a)	4,553
91	Recordati SpA	4,452
		14,080
	Japan - 22.6%
70	Digital Arts, Inc.	3,942
107	Fujimi, Inc.	6,384
245	Fullcast Holdings Company Ltd.	5,059
60	Fuyo General Lease Company, Ltd.	3,931
93	JCU Corporation	4,024
1	Mitsui Fudosan Logistics Park, Inc.	4,572
101	Monogatari Corporation (The)	5,586
244	Nichias Corporation	5,528
83	Nissan Chemical Corporation	4,718
65	Open House Group Company, Ltd.	2,956
215	SBS Holdings, Inc.	6,246
162	Shoei Company, Ltd.	6,432
150	Strike Company Limited(a)	5,844
104	Taiyo Yuden Company Ltd.(a)	4,702
295	Takeuchi Manufacturing Company, Ltd.	6,595
579	Zeon Corporation	6,796
		83,315
	Luxembourg - 3.4%
456	B&M European Value Retail S.A.(a)	3,698
66	Befesa S.A.	4,598
71	Stabilus S.A.	4,170
		12,466
	Netherlands - 1.6%
63	Euronext NV	5,688

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	Norway - 2.9%
201	Kongsberg Gruppen ASA	$ 7,091
344	Sbanken ASA	3,562
		10,653
	Puerto Rico - 1.7%
69	Popular, Inc.	6,338

	Spain - 2.7%
81	Laboratorios Farmaceuticos Rovi S.A.	6,573
41	Vidrala S.A.	3,160
		9,733
	Sweden - 2.2%
393	Arjo AB, B Shares	3,370
388	Bravida Holding A.B.	4,697
		8,067
	Switzerland - 2.0%
60	Logitech International S.A.(a)	4,489
132	SIG Combibloc Group AG	2,962
		7,451
	United Kingdom - 15.8%
1,926	Advanced Medical Solutions Group plc	7,449
372	Avon Protection plc	6,223
495	Electrocomponents plc	6,529
97	Future plc	3,432
43	Halma plc	1,387
237	Hill & Smith Holdings plc	4,486
416	Hilton Food Group plc	5,966
732	OSB Group plc	4,891
836	RWS Holdings plc	5,135
483	Unite Group plc	6,908
302	YouGov plc	5,372
		57,778
	United States - 7.4%
172	Air Lease Corporation	7,183
98	Inter Parfums, Inc.	9,102

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	United States - 7.4% (Continued)
94	Kulicke & Soffa Industries, Inc.	$ 4,911
38	Universal Display Corporation	5,886
		27,082

	TOTAL COMMON STOCKS (Cost $379,537)	352,760

	TOTAL INVESTMENTS - 96.2% (Cost $379,537)	$ 352,760
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.8%	13,924
	NET ASSETS - 100.0%	$ 366,684

A/S	- Anonim Sirketi
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.